Commitments and Contingencies - Obligations Under Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	$ 9,835
2018
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	4,010
2019
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	3,177
2020
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	1,556
2021
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	770
2022
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	166
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Obligations under operating leases	$ 156